Schedule of Long-Term Debt (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tranche B Term Loan	Dec. 31, 2011 Tranche B Term Loan	Mar. 31, 2013 Series C New Term Loans	Dec. 31, 2012 Series C New Term Loans	May 31, 2012 Series C New Term Loans	Dec. 31, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes
Debt Instrument [Line Items]
Debt, gross	$ 788,025,000	$ 928,284,000		$ 346,111,000	$ 350,946,000		$ 84,363,000		$ 300,000,000	$ 300,000,000	$ 197,810,000	$ 174,055,000
Original issue discount		(8,012,000)	(10,656,000)					(425,000)
Deferred financing costs		(13,629,000)	(15,088,000)			(2,300,000)
Total debt	767,887,000	906,643,000	799,257,000
Less current maturities	7,900,000	2,036,000	4,814,000
Long-term debt	$ 759,987,000	$ 904,607,000	$ 794,443,000